13002796

NASDAQ
THE NASDAQ OMX GROUP

William Slattery, CFA
Vice President
Listing Qualifications

Received SEC

JUL 24 2013

Washington, DC 20549

001-36019

By Electronic Mail

July 24, 2013

CORTINAS

Mr. Jeffrey Thomas
Chief, IT Services
Division of Corporation Finance
U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Dear Mr. Thomas:

This is to certify that on July 23, 2013 The Nasdaq Stock Market (the "Exchange") received from Tonix Pharmaceuticals Holding Corp. (the "Registrant") a copy of the Registrant's application on 8A 12(b) for the registration of the following security:

Common Stock, $0.001 par value

We further certify that the security described above has been approved by the Exchange for listing and registration upon official notice of issuance.

We understand that the Registrant is seeking immediate acceleration of the effective date of registration, and we hereby join in such request.

Sincerely,

William Slattery